UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2013

Item 1. Reports to Stockholders

Fidelity®

Select Portfolios®

Money Market Portfolio

Semiannual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)
Investment Changes/Performance	(Click Here)
Investments	(Click Here)
Financial Statements	(Click Here)
Notes to Financial Statements	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Actual	.28%	$ 1,000.00	$ 1,000.10	$ 1.41
HypotheticalA		$ 1,000.00	$ 1,023.79	$ 1.43

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 8/31/13	% of fund's investments 2/28/13	% of fund's investments 8/31/12
1 - 7	30.9	31.4	27.3
8 - 30	27.0	19.4	20.9
31 - 60	11.5	22.0	18.3
61 - 90	12.8	11.0	11.3
91 - 180	14.4	10.2	18.1
> 180	3.4	6.0	4.1
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	8/31/13	2/28/13	8/31/12
Money Market Portfolio	49 Days	51 Days	54 Days
All Taxable Money Market Funds Average*	49 Days	49 Days	47 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	8/31/13	2/28/13	8/31/12
Money Market Portfolio	90 Days	90 Days	84 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
Certificates of Deposit 49.5%	Certificates of Deposit 34.6%
Commercial Paper 15.6%	Commercial Paper 27.7%
Variable Rate Demand Notes (VRDNs) 1.0%	Variable Rate Demand Notes (VRDNs) 0.9%
Other Notes 4.4%	Other Notes 4.8%
Treasury Debt 11.8%	Treasury Debt 8.5%
Government Agency Debt 5.0%	Government Agency Debt 3.2%
Insurance Company Funding Agreements 0.0%	Insurance Company Funding Agreements 0.1%
Other Municipal Debt 0.8%	Other Municipal Debt 0.3%
Other Instruments 1.0%	Other Instruments 0.0%
Repurchase Agreements 11.9%	Repurchase Agreements 20.9%
Net Other Assets (Liabilities)† (1.0)%	Net Other Assets (Liabilities)† (1.0)%

* Source: iMoneyNet, Inc.

† Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Select Money Market Portfolio

Investment Changes (Unaudited) - continued

Current and Historical Seven-Day Yields
	8/31/13	5/31/13	2/28/13	11/30/12	8/31/12
Money Market Portfolio	0.01%	0.01%	0.01%	0.04%	0.08%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending August 31, 2013, the most recent period shown in the table, would have been -0.03%.

Semiannual Report

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 49.5%
	Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 4.5%
Citibank NA
9/24/13 to 12/20/13	0.28 to 0.32%	$ 210,000,000	$ 210,000,000
RBS Citizens NA
9/4/13	0.20	24,000,000	24,000,000
			234,000,000
London Branch, Eurodollar, Foreign Banks - 5.0%
HSBC Bank PLC
11/5/13 to 12/9/13	0.23 to 0.32	50,000,000	50,000,000
Mizuho Corporate Bank Ltd.
9/3/13 to 11/27/13	0.27 to 0.28	53,000,000	53,000,580
National Australia Bank Ltd.
9/3/13 to 2/21/14	0.20 to 0.25	160,000,000	160,000,000
			263,000,580
New York Branch, Yankee Dollar, Foreign Banks - 40.0%
Bank of Montreal Chicago CD Program
9/6/13 to 5/15/14	0.08 to 0.37 (c)	178,000,000	178,000,000
Bank of Nova Scotia
9/17/13 to 2/7/14	0.20 to 0.49 (c)	184,000,000	184,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
11/12/13 to 1/13/14	0.25 to 0.27 (c)	217,000,000	217,000,000
Canadian Imperial Bank of Commerce
9/17/13 to 4/11/14	0.23 to 0.40 (c)	169,000,000	169,000,000
Credit Agricole CIB
9/3/13	0.14	61,000,000	61,000,000
Credit Industriel et Commercial
9/3/13 to 9/5/13	0.15	66,000,000	66,000,000
9/6/13	0.15	22,000,000	22,000,000
Credit Suisse
11/29/13 to 2/10/14	0.25 to 0.30 (c)	51,000,000	51,000,000
KBC Bank NV
9/3/13 to 9/12/13	0.22 to 0.35	68,000,000	68,000,000
Mitsubishi UFJ Trust & Banking Corp.
2/21/14	0.32	6,000,000	6,000,000
Mizuho Corporate Bank Ltd.
9/18/13 to 12/20/13	0.26 to 0.28	156,000,000	156,000,000
Natexis Banques Populaires New York Branch
9/3/13 to 9/6/13	0.14	206,000,000	206,000,000

	Yield (a)	Principal Amount	Value
National Bank of Canada
9/6/13 to 2/14/14	0.27 to 0.35% (c)	$ 172,000,000	$ 171,987,481
Royal Bank of Canada
6/3/14	0.23 (c)	18,000,000	18,000,000
Skandinaviska Enskilda Banken
10/30/13	0.26	28,000,000	28,000,000
Sumitomo Mitsui Banking Corp.
9/3/13 to 2/18/14	0.12 to 0.30 (c)	228,000,000	228,000,000
Sumitomo Mitsui Trust Banking Ltd.
10/4/13 to 12/19/13	0.27 to 0.28	126,000,000	126,000,000
Svenska Handelsbanken, Inc.
9/13/13 to 9/19/13	0.18	26,000,000	26,000,057
Toronto-Dominion Bank
9/13/13 to 12/20/13	0.23 to 0.32 (c)	56,000,000	56,000,000
UBS AG
10/31/13	0.32	47,000,000	47,000,000
			2,084,987,538
TOTAL CERTIFICATE OF DEPOSIT (Cost $2,581,988,118)			2,581,988,118
Financial Company Commercial Paper - 13.1%

Australia & New Zealand Banking Group Ltd.
9/25/13	0.18	11,000,000	10,998,680
Bank of Nova Scotia
10/18/13	0.19	18,000,000	17,995,535
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
9/3/13 to 10/8/13	0.24 to 0.26	43,000,000	42,997,903
Barclays U.S. Funding Corp.
9/26/13 to 10/2/13	0.23	87,000,000	86,984,187
BNP Paribas Finance, Inc.
12/2/13	0.24	21,000,000	20,987,120
Commonwealth Bank of Australia
12/20/13	0.25	3,000,000	2,997,708
Credit Suisse
9/3/13	0.27	20,000,000	19,999,700
JPMorgan Chase & Co.
9/3/13 to 3/7/14	0.28 to 0.30 (c)	181,000,000	180,978,500
Lloyds TSB Bank PLC
9/6/13	0.08	22,000,000	21,999,756
National Australia Funding, Inc.
9/4/13	0.18	31,850,000	31,849,522
Financial Company Commercial Paper - continued
	Yield (a)	Principal Amount	Value
Nationwide Building Society
11/12/13 to 11/27/13	0.23%	$ 37,000,000	$ 36,980,897
Skandinaviska Enskilda Banken AB
10/25/13 to 10/29/13	0.26	38,000,000	37,984,927
Societe Generale North America, Inc.
9/3/13	0.11	55,000,000	54,999,679
Svenska Handelsbanken, Inc.
9/5/13	0.24	12,000,000	11,999,687
Swedbank AB
9/13/13 to 9/27/13	0.24	42,000,000	41,994,867
Toronto Dominion Holdings (U.S.A.)
2/18/14	0.25	13,000,000	12,984,653
Toyota Motor Credit Corp.
9/10/13	0.25	16,000,000	15,999,000
UBS Finance, Inc.
10/16/13	0.33	36,000,000	35,985,150
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $686,717,471)			686,717,471
Asset Backed Commercial Paper - 1.0%

Ciesco LP (Citibank NA Guaranteed)

9/3/13	0.30	10,000,000	9,999,833
9/11/13	0.30	2,000,000	1,999,833
9/26/13	0.30	3,000,000	2,999,375
Govco, Inc. (Liquidity Facility Citibank NA)

9/6/13	0.29	4,000,000	3,999,839
9/20/13	0.30	10,000,000	9,998,417
9/25/13	0.30	7,000,000	6,998,600
9/26/13	0.30	5,000,000	4,998,958
10/9/13	0.30	2,000,000	1,999,367
10/25/13	0.30	10,000,000	9,995,500
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $52,989,722)			52,989,722
Other Commercial Paper - 1.5%

Credit Suisse
12/5/13	0.29 (c)	30,000,000	30,000,000
Devon Energy Corp.
9/30/13	0.33 (c)	27,000,000	27,000,000
Dominion Resources, Inc.
9/3/13 to 9/16/13	0.27 to 0.30	3,000,000	2,999,735

	Yield (a)	Principal Amount	Value
Northeast Utilities
9/4/13 to 9/9/13	0.22 to 0.23%	$ 5,000,000	$ 4,999,876
Sempra Global
9/20/13	0.30	6,000,000	5,999,050
Tesco Treasury Services PLC
10/10/13 to 10/11/13	0.25	8,000,000	7,997,792
TOTAL OTHER COMMERCIAL PAPER (Cost $78,996,453)			78,996,453
Treasury Debt - 11.8%

U.S. Treasury Obligations - 11.8%
U.S. Treasury Notes
9/15/13 to 6/15/14 (Cost $614,437,981)	0.09 to 0.21	612,000,000	614,437,981
Other Note - 4.4%

Bank Notes - 1.8%
Bank of America NA
9/9/13 to 11/4/13	0.23 to 0.24	93,000,000	93,000,000
Medium-Term Notes - 2.6%
Dominion Resources, Inc.
10/15/13	0.38 (b)(c)	16,000,000	16,000,000
Royal Bank of Canada
9/6/13	0.29 (c)	70,000,000	69,999,807
Svenska Handelsbanken AB
2/14/14 to 2/27/14	0.27 to 0.29 (b)(c)	50,000,000	50,000,000
			135,999,807
TOTAL OTHER NOTE (Cost $228,999,807)			228,999,807
Variable Rate Demand Note - 1.0%

Delaware - 0.2%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
9/6/13	0.19 (c)	10,000,000	10,000,000
Florida - 0.8%
Florida Timber Fin. III LLC Taxable, LOC Wells Fargo Bank NA, VRDN
9/6/13	0.19 (c)	40,000,000	40,000,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $50,000,000)			50,000,000
Government Agency Debt - 5.0%
	Yield (a)	Principal Amount	Value
Federal Agencies - 5.0%
Fannie Mae
9/11/14	0.17% (c)	$ 36,000,000	$ 35,992,722
Federal Home Loan Bank
9/19/13 to 6/25/14	0.16 to 0.22 (c)	67,000,000	66,989,994
Freddie Mac
12/5/14 to 7/17/15	0.17 to 0.19 (c)	161,000,000	160,981,235
TOTAL GOVERNMENT AGENCY DEBT (Cost $263,963,951)			263,963,951
Other Instrument - 1.0%

Time Deposits - 1.0%
ING Bank NV
9/3/13 (Cost $54,000,000)	0.15	54,000,000	54,000,000
Other Municipal Debt - 0.8%

New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A2, 0.35% tender 9/9/13, CP mode (d)	16,500,000	16,500,000
Texas - 0.5%
Texas Gen. Oblig. TRAN Series 2013, 0.1909% to 0.1959% 8/28/14	23,300,000	23,713,673
TOTAL OTHER MUNICIPAL DEBT (Cost $40,213,673)		40,213,673
Government Agency Repurchase Agreement - 3.7%
	Maturity Amount
In a joint trading account at 0.08% dated 8/30/13 due 9/3/13 (Collateralized by U.S. Government Obligations) #	$ 20,400,171	20,400,000
With Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.14%, dated 8/5/13 due 9/6/13 (Collateralized by U.S. Government Obligations valued at $26,597,570, 2.34% - 5%, 9/1/27 - 7/1/43)	26,009,201	26,000,000
0.15%, dated 7/22/13 due 9/6/13 (Collateralized by U.S. Government Obligations valued at $26,595,676, 2.5% - 5%, 1/1/26 - 7/1/43)	26,009,967	26,000,000

	Maturity Amount	Value
0.18%, dated:
6/13/13 due 9/6/13 (Collateralized by U.S. Government Obligations valued at $23,486,320, 2.1% - 5%, 10/1/27 - 7/1/43)	$ 23,010,350	$ 23,000,000
6/24/13 due 9/6/13 (Collateralized by U.S. Government Obligations valued at $57,140,288, 2.1% - 5%, 1/31/15 - 7/1/43)	56,024,640	56,000,000
0.19%, dated:
6/3/13 due 9/3/13 (Collateralized by U.S. Government Obligations valued at $17,348,425, 2.1% - 5%, 1/31/15 - 7/1/43)	17,008,254	17,000,000
6/5/13 due 9/4/13 (Collateralized by U.S. Government Obligations valued at $7,165,587, 2.1% - 5%, 2/1/27 - 7/1/43)	7,003,362	7,000,000
6/10/13 due 9/6/13 (Collateralized by U.S. Government Obligations valued at $17,358,542, 2.25% - 5%, 5/1/25 - 7/1/43)	17,008,165	17,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $192,400,000)		192,400,000
Other Repurchase Agreement - 8.2%

Other Repurchase Agreement - 8.2%
With:
BNP Paribas Securities Corp. at:
0.27%, dated 8/9/13 due 9/6/13 (Collateralized by Corporate Obligations valued at $6,301,182, 1.25% - 9.88%, 10/25/13 - 9/15/41)	6,001,395	6,000,000
0.47%, dated 8/1/13 due 9/4/13 (Collateralized by Corporate Obligations valued at $1,081,180, 0.75% - 11.88%, 9/10/13 - 6/9/42)	1,000,444	1,000,000
Citigroup Global Markets, Inc. at:
0.83%, dated 8/20/13 due 10/18/13 (Collateralized by Corporate Obligations valued at $7,566,817, 1.75% - 7.5%, 5/15/14 - 12/15/43)	7,009,522	7,000,000
0.85%, dated 7/29/13 due 9/27/13 (Collateralized by Corporate Obligations valued at $2,393,171, 3% - 7.5%, 5/15/14 - 2/1/33)	2,002,833	2,000,000
1.01%, dated 7/26/13 due 12/3/13 (Collateralized by Corporate Obligations valued at $7,581,458, 0.36% - 6.44%, 3/13/32 - 1/15/49)	7,035,350	7,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (U.S.A.) LLC at:
0.2%, dated 8/28/13 due 9/4/13 (Collateralized by U.S. Government Obligations valued at $6,180,539, 3.5%, 8/20/43)	$ 6,000,233	$ 6,000,000
0.66%, dated 7/22/13 due 10/22/13 (Collateralized by Corporate Obligations valued at $6,485,757, 0.33% - 6.24%, 3/15/34 - 11/3/51)	6,010,120	6,000,000
0.67%, dated:
7/2/13 due 10/1/13 (Collateralized by Corporate Obligations valued at $5,409,576, 0.25% - 8.29%, 6/11/17 - 7/25/46)	5,008,468	5,000,000
7/9/13 due 10/7/13 (Collateralized by Corporate Obligations valued at $9,732,376, 0.35% - 0.84%, 8/25/35 - 9/25/37)	9,015,075	9,000,000
7/15/13 due 10/15/13 (Collateralized by Corporate Obligations valued at $9,729,994, 0.33% - 7.17%, 3/15/28 - 11/3/51)	9,015,410	9,000,000
7/18/13 due 10/17/13 (Collateralized by Corporate Obligations valued at $9,733,806, 0.33% - 6.77%, 2/15/19 - 11/3/51)	9,015,243	9,000,000
0.72%, dated 5/2/13 due 11/4/13 (Collateralized by Corporate Obligations valued at $10,831,024, 0.29% - 6.5%, 9/25/36 - 11/3/51)	10,037,200	10,000,000
0.75%, dated 7/25/13 due 1/21/14 (Collateralized by Mortgage Loan Obligations valued at $2,162,423, 0.78% - 5.63%, 7/25/33 - 3/10/39)	2,007,500	2,000,000
0.77%, dated 5/16/13 due 11/12/13 (Collateralized by Corporate Obligations valued at $14,071,854, 0.24% - 8.31%, 6/15/20 - 12/25/59)	13,050,050	13,000,000
Deutsche Bank Securities, Inc. at:
0.23%, dated 8/13/13 due 9/4/13 (Collateralized by Equity Securities valued at $10,801,454)	10,001,406	10,000,000
0.48%, dated 8/30/13 due 9/3/13 (Collateralized by Equity Securities valued at $17,280,929)	16,000,853	16,000,000

	Maturity Amount	Value
ING Financial Markets LLC at:
0.26%, dated 8/30/13 due 9/3/13 (Collateralized by Equity Securities valued at $49,681,484)	$ 46,001,329	$ 46,000,000
0.5%, dated 7/15/13 due 9/6/13 (Collateralized by Corporate Obligations valued at $2,104,355, 2.95%, 1/15/22)	2,001,750	2,000,000
J.P. Morgan Clearing Corp. at:
0.6%, dated 4/17/13 due 11/1/13 (Collateralized by Equity Securities valued at $10,894,210)	10,033,000	10,000,000
0.61%, dated 8/9/13 due 12/9/13 (Collateralized by Mortgage Loan Obligations valued at $9,729,494, 6%, 6/15/49)	9,018,605	9,000,000
0.64%, dated 6/19/13 due 10/17/13 (Collateralized by Corporate Obligations valued at $13,060,558, 1.75% - 3.25%, 4/15/17 - 10/15/32)	12,025,600	12,000,000
0.65%, dated:
5/10/13 due 11/29/13 (Collateralized by Corporate Obligations valued at $5,446,552, 3.25%, 4/15/17)	5,021,757	5,000,000
8/19/13 due 1/16/14 (Collateralized by Corporate Obligations valued at $9,785,811, 1.75%, 10/15/32)	9,024,375	9,000,000
J.P. Morgan Securities, Inc. at:
0.61%, dated 7/16/13 due 11/13/13 (Collateralized by Mortgage Loan Obligations valued at $9,729,494, 6%, 6/15/49)	9,018,300	9,000,000
0.65%, dated 7/19/13 due 11/29/13 (Collateralized by Mortgage Loan Obligations valued at $23,778,450, 6%, 6/15/49)	22,106,853	22,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.24%, dated 8/28/13 due 9/4/13 (Collateralized by U.S. Government Obligations valued at $19,570,783, 5.65%, 6/25/43)	19,000,887	19,000,000
0.58%, dated 8/27/13 due 9/3/13 (Collateralized by Commercial Paper Obligations valued at $9,451,093, 9/9/13 - 10/21/13) (c)(e)	9,001,015	9,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at: - continued
0.73%, dated:
8/5/13 due 10/4/13 (Collateralized by Corporate Obligations valued at $7,564,562, 3.75% - 4%, 10/1/14 - 11/15/14)	$ 7,004,258	$ 7,000,000
8/13/13 due 10/11/13 (Collateralized by Equity Securities valued at $23,770,972)	22,026,321	22,000,000
0.85%, dated 8/9/13 due 10/15/13 (Collateralized by Corporate Obligations valued at $5,365,947, 0% - 9.75%, 9/9/13 - 12/25/36)	5,007,910	5,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.26%, dated 8/13/13 due 9/6/13 (Collateralized by Corporate Obligations valued at $4,200,653, 4.95% - 7.75%, 6/24/14 - 2/15/19)	4,000,809	4,000,000
0.31%, dated:
8/5/13 due 9/3/13 (Collateralized by Equity Securities valued at $4,321,082)	4,000,999	4,000,000
8/7/13 due 9/6/13 (Collateralized by Equity Securities valued at $4,321,016)	4,001,033	4,000,000
Mizuho Securities U.S.A., Inc. at:
8/22/13 due 9/4/13 (Collateralized by Equity Securities valued at $4,320,457)	4,000,448	4,000,000
8/27/13 due 9/6/13 (Collateralized by Equity Securities valued at $4,320,307)	4,000,482	4,000,000
8/28/13 due 9/6/13 (Collateralized by Equity Securities valued at $4,320,278)	4,000,482	4,000,000
8/30/13 due 9/6/13 (Collateralized by Equity Securities valued at $4,320,152)	4,000,482	4,000,000
0.52%, dated 8/29/13 due 9/6/13 (Collateralized by U.S. Government Obligations valued at $4,267,512, 2% - 5.96%, 6/15/18 - 12/16/43)	4,001,849	4,000,000
0.92%, dated 7/22/13 due 10/23/13 (Collateralized by Corporate Obligations valued at $4,325,544, 0.33% - 3.12%, 7/25/28 - 2/25/43)	4,009,507	4,000,000

	Maturity Amount	Value
0.93%, dated:
8/1/13 due 11/4/13 (Collateralized by U.S. Government Obligations valued at $5,154,391, 2% - 6.76%, 1/15/14 - 12/16/43)	$ 5,012,271	$ 5,000,000
8/12/13 due 11/12/13 (Collateralized by U.S. Government Obligations valued at $4,916,334, 0.68% - 6.76%, 6/15/18 - 12/16/43)	4,009,507	4,000,000
0.95%, dated 6/4/13 due 9/4/13 (Collateralized by Mortgage Loan Obligations valued at $9,582,497, 0.39% - 6.76%, 1/15/14 - 11/25/47)	9,021,850	9,000,000
1.1%, dated 5/8/13 due 9/9/13 (Collateralized by Corporate Obligations valued at $4,313,409, 0.4% - 6.2%, 9/16/19 - 12/16/43)	4,015,156	4,000,000
1.4%, dated 5/3/13 due 10/30/13 (Collateralized by Corporate Obligations valued at $4,242,342, 0.53% - 6.76%, 6/15/18 - 12/16/43)	4,028,000	4,000,000
RBC Capital Markets Co. at 0.21%, dated 8/27/13 due 9/3/13 (Collateralized by U.S. Government Obligations valued at $5,360,822, 0% - 10%, 2/25/17 - 9/25/42)	5,000,204	5,000,000
RBS Securities, Inc. at:
0.49%, dated 8/29/13 due 9/4/13 (Collateralized by U.S. Government Obligations valued at $5,101,018, 4.5%, 6/20/41)	5,000,408	5,000,000
0.5%, dated 8/30/13 due 9/4/13 (Collateralized by U.S. Government Obligations valued at $12,241,701, 3.5%, 2/20/27)	12,000,833	12,000,000
SG Americas Securities, LLC at:
0.26%, dated 8/30/13 due 9/6/13 (Collateralized by Equity Securities valued at $5,440,501)	5,000,253	5,000,000
0.27%, dated:
8/28/13 due 9/4/13 (Collateralized by Equity Securities valued at $5,429,777)	5,000,263	5,000,000
8/29/13 due 9/5/13 (Collateralized by Equity Securities valued at $10,800,428)	10,000,525	10,000,000
0.28%, dated 8/27/13 due 9/3/13 (Collateralized by Equity Securities valued at $5,407,683)	5,000,272	5,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With:
UBS Securities LLC at 0.47%, dated:
7/10/13 due 9/6/13 (Collateralized by Corporate Obligations valued at $6,519,037, 0.63% - 6%, 6/15/17 - 8/15/33)	$ 6,007,050	$ 6,000,000
7/15/13 due 9/6/13 (Collateralized by Corporate Obligations valued at $4,324,308, 0.25% - 6.25%, 8/15/16 - 2/15/33)	4,004,804	4,000,000
Wells Fargo Securities, LLC at 0.4%, dated 8/30/13 due 9/6/13 (Collateralized by Corporate Obligations valued at $6,300,500, 0% - 8.75%, 9/4/13 - 10/15/36)	6,000,467	6,000,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $429,000,000)		429,000,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $5,273,707,176)		5,273,707,176
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(54,429,893)
NET ASSETS - 100%		$ 5,219,277,283
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $66,000,000 or 1.3% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) The maturity amount is based on the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$20,400,000 due 9/03/13 at 0.08%
BNY Mellon Capital Markets LLC	$ 3,919,993
Bank of America NA	3,973,193
Mizuho Securities USA, Inc.	12,506,814
$ 20,400,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $621,400,000) - See accompanying schedule: Unaffiliated issuers (cost $5,273,707,176)		$ 5,273,707,176
Receivable for investments sold		25,000,000
Receivable for fund shares sold		9,658,555
Interest receivable		3,292,448
Total assets		5,311,658,179

Liabilities
Payable to custodian bank	$ 10,192
Payable for investments purchased	77,703,438
Payable for fund shares redeemed	13,470,646
Distributions payable	2,544
Accrued management fee	731,367
Other affiliated payables	419,073
Other payables and accrued expenses	43,636
Total liabilities		92,380,896

Net Assets		$ 5,219,277,283
Net Assets consist of:
Paid in capital		$ 5,218,924,353
Undistributed net investment income		771
Accumulated undistributed net realized gain (loss) on investments		352,159
Net Assets, for 5,217,486,105 shares outstanding		$ 5,219,277,283
Net Asset Value, offering price and redemption price per share ($5,219,277,283 ÷ 5,217,486,105 shares)		$ 1.00

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Interest (including $4,522 from affiliated interfund lending)		$ 7,944,341

Expenses
Management fee	$ 4,545,589
Transfer agent fees	3,205,334
Accounting fees and expenses	228,897
Custodian fees and expenses	38,456
Independent trustees' compensation	10,297
Registration fees	58,362
Audit	22,064
Legal	3,107
Miscellaneous	25,932
Total expenses before reductions	8,138,038
Expense reductions	(501,634)	7,636,404
Net investment income (loss)		307,937
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		24,757
Net increase in net assets resulting from operations		$ 332,694

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 307,937	$ 4,215,805
Net realized gain (loss)	24,757	190,202
Net increase in net assets resulting from operations	332,694	4,406,007
Distributions to shareholders from net investment income	(307,166)	(4,215,980)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,131,654,098	3,133,242,647
Reinvestment of distributions	289,083	3,949,988
Cost of shares redeemed	(1,536,413,944)	(3,440,235,132)
Net increase (decrease) in net assets and shares resulting from share transactions	(404,470,763)	(303,042,497)
Total increase (decrease) in net assets	(404,445,235)	(302,852,470)

Net Assets
Beginning of period	5,623,722,518	5,926,574,988
End of period (including undistributed net investment income of $771 and $0, respectively)	$ 5,219,277,283	$ 5,623,722,518

Financial Highlights

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 E	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	.001	.001	.001	.005	.025
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	.001	.001	.001	.005	.025
Distributions from net investment income	- F	(.001)	(.001)	(.001)	(.005)	(.025)
Distributions from net realized gain	-	-	-	- F	-	-
Total distributions	- F	(.001)	(.001)	(.001)	(.005)	(.025)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.07%	.07%	.12%	.47%	2.49%
Ratios to Average Net Assets D
Expenses before reductions	.30% A	.30%	.30%	.31%	.33%	.33%
Expenses net of fee waivers, if any	.28% A	.30%	.30%	.31%	.33%	.33%
Expenses net of all reductions	.28% A	.30%	.30%	.31%	.33%	.33%
Net investment income (loss)	.01% A	.07%	.07%	.12%	.47%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,219,277	$ 5,623,723	$ 5,926,575	$ 7,455,092	$ 7,759,450	$ 7,952,813

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E For the year ended February 29.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Money Market Portfolio (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Fund incurred an excise tax liability on undistributed net investment income and undistributed short-term capital gain which is included in Miscellaneous expense on the Statement of Operations. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 5,273,707,176

Semiannual Report

2. Significant Accounting Policies - continued

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. At period end, there were no reverse repurchase agreements outstanding.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The annualized group fee rate averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $1,501,220 or an annualized rate of .06% of the Fund's average net assets. For the period, the Fund's total annualized management fee rate was .17% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .12% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Lender	$ 51,923,875.39%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $499,568.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $2,066.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

Corporate Headquarters

245 Summer Street
Boston, MA 02210
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SELMM-USAN-1013
1.813613.108

Spartan® Short-Term Treasury Bond Index Fund

Spartan Intermediate Treasury Bond Index Fund

Spartan Long-Term Treasury Bond Index Fund

Semiannual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Spartan® Short-Term Treasury Bond Index Fund
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Spartan Intermediate Treasury Bond Index Fund
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Spartan Long-Term Treasury Bond Index Fund
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Spartan Short-Term Treasury Bond Index Fund
Investor Class	.20%
Actual		$ 1,000.00	$ 991.40	$ 1.00
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 991.90	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Spartan Intermediate Treasury Bond Index Fund
Investor Class	.20%
Actual		$ 1,000.00	$ 953.10	$ .98
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 953.60	$ .49
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Spartan Long-Term Treasury Bond Index Fund
Investor Class	.20%
Actual		$ 1,000.00	$ 912.80	$ .96
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 913.30	$ .48
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 / 365 (to reflect the one-half year period).

Semiannual Report

Spartan Short-Term Treasury Bond Index Fund

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2013
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	44.5	40.6
1 - 1.99%	17.6	18.0
2 - 2.99%	20.5	22.8
3 - 3.99%	7.6	7.5
4 - 4.99%	7.5	8.8
5 - 5.99%	0.4	0.4
7 - 7.99%	0.7	0.7
8 - 8.99%	0.4	0.5
9% and over	0.8	0.7
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2013
6 months ago
Years	2.7	2.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2013
6 months ago
Years	2.5	2.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
U.S. Treasury Obligations 99.6%	U.S. Treasury Obligations 99.6%
Net Other Assets (Liabilities) 0.4%	Net Other Assets (Liabilities) 0.4%

Semiannual Report

Spartan Short-Term Treasury Bond Index Fund

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.6%
	Principal Amount	Value
U.S. Treasury Obligations - 99.6%
U.S. Treasury Bonds:
7.25% 5/15/16	$ 2,422,000	$ 2,848,878
7.5% 11/15/16	1,925,000	2,325,038
8.75% 5/15/17	1,523,000	1,945,037
8.875% 8/15/17	887,000	1,149,497
9.125% 5/15/18	607,000	818,075
9.25% 2/15/16	564,000	682,616
9.875% 11/15/15	961,000	1,158,456
10.625% 8/15/15	696,000	833,814
11.25% 2/15/15	2,031,000	2,351,993
U.S. Treasury Notes:
0.125% 12/31/14	6,647,000	6,638,173
0.125% 4/30/15	6,559,000	6,537,224
0.25% 9/15/14	5,916,000	5,921,313
0.25% 9/30/14	6,601,000	6,606,928
0.25% 10/31/14	6,490,000	6,495,069
0.25% 11/30/14	6,665,000	6,668,386
0.25% 12/15/14	6,166,000	6,168,411
0.25% 1/15/15	6,496,000	6,495,747
0.25% 1/31/15	6,422,000	6,421,499
0.25% 2/15/15	6,722,000	6,719,372
0.25% 2/28/15	6,693,000	6,689,339
0.25% 3/31/15	6,647,000	6,641,031
0.25% 5/15/15	6,502,000	6,491,584
0.25% 5/31/15	6,422,000	6,410,961
0.25% 7/15/15	5,871,000	5,856,094
0.25% 7/31/15	6,378,000	6,361,309
0.25% 8/15/15	5,871,000	5,852,882
0.25% 9/15/15	6,088,000	6,066,595
0.25% 10/15/15	5,849,000	5,823,867
0.25% 12/15/15	6,070,000	6,033,956
0.25% 4/15/16	5,958,000	5,898,420
0.25% 5/15/16	5,974,000	5,906,793
0.375% 11/15/14	6,606,000	6,619,674
0.375% 3/15/15	6,388,000	6,395,487
0.375% 4/15/15	6,939,000	6,944,961
0.375% 6/15/15	6,498,000	6,498,760
0.375% 6/30/15	6,217,000	6,217,485
0.375% 8/31/15	6,498,000	6,494,446
0.375% 11/15/15	5,974,000	5,960,463
0.375% 1/15/16	6,043,000	6,018,925
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.375% 2/15/16	$ 6,146,000	$ 6,116,708
0.375% 3/15/16	6,077,000	6,042,343
0.5% 10/15/14	6,035,000	6,056,454
0.5% 6/15/16	4,943,000	4,915,196
0.5% 7/31/17	5,656,000	5,496,925
0.625% 7/15/16	5,987,000	5,966,417
0.625% 8/15/16	6,090,000	6,063,356
0.625% 5/31/17	6,323,000	6,198,020
0.625% 8/31/17	6,421,000	6,256,963
0.625% 9/30/17	5,801,000	5,642,830
0.625% 11/30/17	6,665,000	6,458,278
0.625% 4/30/18	6,328,000	6,071,912
0.75% 6/30/17	6,068,000	5,965,603
0.75% 10/31/17	6,414,000	6,258,159
0.75% 12/31/17	6,097,000	5,927,430
0.75% 2/28/18	5,995,000	5,809,527
0.75% 3/31/18	6,064,000	5,862,657
0.875% 11/30/16	6,422,000	6,411,969
0.875% 12/31/16	6,534,000	6,514,601
0.875% 1/31/17	6,311,000	6,281,913
0.875% 2/28/17	6,282,000	6,245,194
0.875% 4/30/17	6,544,000	6,486,230
0.875% 1/31/18	4,928,000	4,809,422
1% 8/31/16	6,422,000	6,458,124
1% 9/30/16	6,394,000	6,424,474
1% 10/31/16	6,647,000	6,670,889
1% 3/31/17	6,142,000	6,122,806
1% 5/31/18	6,655,000	6,487,068
1.25% 8/31/15	6,767,000	6,878,547
1.25% 9/30/15	6,896,000	7,012,370
1.25% 10/31/15	6,553,000	6,663,582
1.375% 11/30/15	6,675,000	6,805,890
1.375% 6/30/18	6,608,000	6,543,982
1.375% 7/31/18	6,693,000	6,619,792
1.5% 6/30/16	6,024,000	6,152,480
1.5% 7/31/16	6,422,000	6,556,464
1.5% 8/31/18	9,698,000	9,637,379
1.75% 7/31/15	7,207,000	7,391,679
1.75% 5/31/16	4,342,000	4,465,478
1.875% 6/30/15	7,408,000	7,609,698
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.875% 8/31/17	$ 5,085,000	$ 5,207,355
1.875% 9/30/17	4,285,000	4,383,756
1.875% 10/31/17	4,995,000	5,105,434
2% 1/31/16	6,199,000	6,414,031
2% 4/30/16	4,432,000	4,589,199
2.125% 11/30/14	8,216,000	8,411,130
2.125% 5/31/15	7,667,000	7,902,101
2.125% 12/31/15	6,744,000	6,994,263
2.125% 2/29/16	3,011,000	3,125,794
2.25% 1/31/15	7,840,000	8,058,360
2.25% 3/31/16	4,110,000	4,282,106
2.25% 11/30/17	4,420,000	4,582,988
2.25% 7/31/18	1,740,000	1,793,288
2.375% 9/30/14	7,599,000	7,777,994
2.375% 10/31/14	7,809,000	8,006,357
2.375% 2/28/15	8,033,000	8,281,204
2.375% 3/31/16	3,092,000	3,230,899
2.375% 7/31/17	4,263,000	4,449,506
2.375% 5/31/18	2,296,000	2,383,714
2.375% 6/30/18	2,410,000	2,499,623
2.5% 3/31/15	8,106,000	8,384,011
2.5% 4/30/15	8,060,000	8,348,395
2.5% 6/30/17	3,718,000	3,901,866
2.625% 12/31/14	8,215,000	8,474,610
2.625% 2/29/16	2,417,000	2,538,984
2.625% 4/30/16	2,523,000	2,653,684
2.625% 1/31/18	3,060,000	3,217,541
2.625% 4/30/18	2,271,000	2,384,550
2.75% 11/30/16	4,482,000	4,742,866
2.75% 5/31/17	3,800,000	4,023,843
2.75% 12/31/17	3,157,000	3,337,789
2.75% 2/28/18	2,460,000	2,600,104
2.875% 3/31/18	2,958,000	3,141,026
3% 8/31/16	4,205,000	4,477,341
3% 9/30/16	4,539,000	4,836,518
3% 2/28/17	3,978,000	4,246,205
3.125% 10/31/16	5,102,000	5,457,946
3.125% 1/31/17	4,933,000	5,284,861
3.125% 4/30/17	3,765,000	4,036,788
3.25% 5/31/16	3,053,000	3,264,802
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.25% 6/30/16	$ 3,355,000	$ 3,591,423
3.25% 7/31/16	4,203,000	4,503,447
3.25% 12/31/16	4,125,000	4,433,410
3.25% 3/31/17	4,188,000	4,507,335
3.5% 2/15/18	4,548,000	4,954,123
3.875% 5/15/18	2,398,000	2,656,346
4% 2/15/15	6,453,000	6,798,842
4% 8/15/18	2,059,000	2,297,232
4.125% 5/15/15	6,059,000	6,445,498
4.25% 11/15/14	4,900,000	5,136,959
4.25% 8/15/15	5,761,000	6,189,699
4.25% 11/15/17	3,055,000	3,420,647
4.5% 11/15/15	4,404,000	4,790,724
4.5% 2/15/16	3,722,000	4,077,045
4.5% 5/15/17	2,266,000	2,542,699
4.625% 11/15/16	3,343,000	3,734,495
4.625% 2/15/17	2,807,000	3,149,541
4.75% 8/15/17	2,878,000	3,270,128
4.875% 8/15/16	3,097,000	3,465,010
5.125% 5/15/16	2,820,000	3,156,418
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $735,026,272)	736,281,220
NET OTHER ASSETS (LIABILITIES) - 0.4%	2,973,057
NET ASSETS - 100%	$ 739,254,277
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Short-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $735,026,272)		$ 736,281,220
Cash		850,531
Receivable for investments sold		25,295,852
Receivable for fund shares sold		539,426
Interest receivable		3,016,637
Receivable from investment adviser for expense reductions		16
Total assets		765,983,682

Liabilities
Payable for investments purchased	$ 24,916,466
Payable for fund shares redeemed	1,679,986
Distributions payable	69,173
Accrued management fee	30,914
Other affiliated payables	32,866
Total liabilities		26,729,405

Net Assets		$ 739,254,277
Net Assets consist of:
Paid in capital		$ 736,750,444
Undistributed net investment income		125,720
Accumulated undistributed net realized gain (loss) on investments		1,123,165
Net unrealized appreciation (depreciation) on investments		1,254,948
Net Assets		$ 739,254,277

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Short-Term Treasury Bond Index Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2013 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($23,219,924 ÷ 2,223,423 shares)	$ 10.44

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($716,034,353 ÷ 68,561,361 shares)	$ 10.44

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Interest		$ 3,861,701

Expenses
Management fee	$ 194,210
Transfer agent fees	207,003
Independent trustees' compensation	1,482
Miscellaneous	948
Total expenses before reductions	403,643
Expense reductions	(186)	403,457
Net investment income (loss)		3,458,244
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,303,180
Change in net unrealized appreciation (depreciation) on investment securities		(10,586,228)
Net gain (loss)		(9,283,048)
Net increase (decrease) in net assets resulting from operations		$ (5,824,804)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Short-Term Treasury Bond Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,458,244	$ 7,999,485
Net realized gain (loss)	1,303,180	2,909,257
Change in net unrealized appreciation (depreciation)	(10,586,228)	(4,108,983)
Net increase (decrease) in net assets resulting from operations	(5,824,804)	6,799,759
Distributions to shareholders from net investment income	(3,481,919)	(8,005,944)
Distributions to shareholders from net realized gain	(1,284,827)	(2,488,714)
Total distributions	(4,766,746)	(10,494,658)
Share transactions - net increase (decrease)	(38,007,052)	5,982,693
Total increase (decrease) in net assets	(48,598,602)	2,287,794

Net Assets
Beginning of period	787,852,879	785,565,085
End of period (including undistributed net investment income of $125,720 and undistributed net investment income of $149,395, respectively)	$ 739,254,277	$ 787,852,879

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 F	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.59	$ 10.63	$ 10.49	$ 10.45	$ 10.64	$ 10.60
Income from Investment Operations
Net investment income (loss) D	.042	.097	.127	.147	.167	.285
Net realized and unrealized gain (loss)	(.133)	(.007)	.193	.088	.058	.141
Total from investment operations	(.091)	.090	.320	.235	.225	.426
Distributions from net investment income	(.042)	(.097)	(.125)	(.152)	(.170)	(.301)
Distributions from net realized gain	(.017)	(.033)	(.055)	(.043)	(.245)	(.085)
Total distributions	(.059)	(.130)	(.180)	(.195)	(.415)	(.386)
Net asset value, end of period	$ 10.44	$ 10.59	$ 10.63	$ 10.49	$ 10.45	$ 10.64
Total Return B, C	(.86)%	.85%	3.07%	2.26%	2.17%	4.11%
Ratios to Average Net Assets E
Expenses before reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.79% A	.91%	1.19%	1.40%	1.59%	2.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,220	$ 37,739	$ 191,449	$ 254,081	$ 204,496	$ 223,533
Portfolio turnover rate	45% A	56%	57%	62%	138%	116%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 F	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.59	$ 10.63	$ 10.49	$ 10.45	$ 10.64	$ 10.60
Income from Investment Operations
Net investment income (loss) D	.047	.106	.137	.157	.177	.295
Net realized and unrealized gain (loss)	(.133)	(.006)	.193	.088	.059	.141
Total from investment operations	(.086)	.100	.330	.245	.236	.436
Distributions from net investment income	(.047)	(.107)	(.135)	(.162)	(.181)	(.311)
Distributions from net realized gain	(.017)	(.033)	(.055)	(.043)	(.245)	(.085)
Total distributions	(.064)	(.140)	(.190)	(.205)	(.426)	(.396)
Net asset value, end of period	$ 10.44	$ 10.59	$ 10.63	$ 10.49	$ 10.45	$ 10.64
Total Return B, C	(.81)%	.95%	3.17%	2.36%	2.27%	4.22%
Ratios to Average Net Assets E
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.89% A	1.01%	1.29%	1.50%	1.69%	2.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 716,034	$ 750,114	$ 594,116	$ 425,678	$ 334,225	$ 339,169
Portfolio turnover rate	45% A	56%	57%	62%	138%	116%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Intermediate Treasury Bond Index Fund

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2013
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	1.3	1.5
1 - 1.99%	42.8	37.1
2 - 2.99%	26.7	26.6
3 - 3.99%	21.9	26.6
4 - 4.99%	0.0	1.2
6 - 6.99%	1.1	0.0
7 - 7.99%	1.6	1.8
8 - 8.99%	3.9	4.0
9 - 9.99%	0.4	0.7
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2013
6 months ago
Years	7.1	7.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2013
6 months ago
Years	6.6	6.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
U.S. Treasury Obligations 99.5%	U.S. Treasury Obligations 99.6%
Short-Term Investments and Net Other Assets (Liabilities) 0.5%	Short-Term Investments and Net Other Assets (Liabilities) 0.4%

Semiannual Report

Spartan Intermediate Treasury Bond Index Fund

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Obligations - 99.5%
U.S. Treasury Bonds:
6.25% 8/15/23	$ 9,463,000	$ 12,372,873
7.125% 2/15/23	4,106,000	5,649,601
7.25% 8/15/22	4,467,000	6,150,849
7.625% 11/15/22	1,890,000	2,672,430
7.875% 2/15/21	2,492,000	3,452,978
8% 11/15/21	7,685,000	10,873,676
8.125% 8/15/19	4,884,000	6,606,753
8.125% 5/15/21	2,503,000	3,530,011
8.125% 8/15/21	2,355,000	3,339,133
8.5% 2/15/20	2,299,000	3,204,231
8.75% 5/15/20	1,874,000	2,659,322
8.75% 8/15/20	4,713,000	6,731,856
8.875% 2/15/19	4,625,000	6,350,703
9% 11/15/18	2,901,000	3,966,212
U.S. Treasury Notes:
0.875% 7/31/19	15,182,000	14,271,080
1% 6/30/19	11,708,000	11,114,369
1% 8/31/19	17,243,000	16,287,893
1% 9/30/19	19,968,000	18,826,070
1% 11/30/19	20,641,000	19,371,909
1.125% 5/31/19	11,692,000	11,202,398
1.125% 12/31/19	18,161,000	17,139,444
1.125% 3/31/20	17,141,000	16,069,688
1.125% 4/30/20	21,325,000	19,945,528
1.25% 1/31/19	19,249,000	18,730,182
1.25% 4/30/19	8,508,000	8,228,836
1.25% 10/31/19	11,597,000	11,086,918
1.25% 2/29/20	19,193,000	18,173,372
1.375% 9/30/18	17,299,000	17,061,139
1.375% 11/30/18	11,065,000	10,878,278
1.375% 12/31/18	14,499,000	14,227,144
1.375% 2/28/19	20,785,000	20,317,338
1.375% 1/31/20	20,380,000	19,501,113
1.375% 5/31/20	21,478,000	20,383,954
1.5% 3/31/19	10,239,000	10,059,818
1.625% 8/15/22	34,282,000	31,402,861
1.625% 11/15/22	43,540,000	39,652,009
1.75% 10/31/18	10,441,000	10,476,071
1.75% 5/15/22	28,801,000	26,827,671
1.75% 5/15/23	53,878,000	49,146,859
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.875% 6/30/20	$ 24,128,000	$ 23,628,478
2% 7/31/20	21,660,000	21,350,327
2% 11/15/21	35,089,000	33,726,564
2% 2/15/22	27,417,000	26,213,229
2% 2/15/23	50,063,000	46,953,637
2.125% 8/31/20	16,365,000	16,237,157
2.125% 8/15/21	33,870,000	33,023,250
2.5% 8/15/23	19,954,000	19,473,867
2.625% 8/15/20	30,162,000	30,984,397
2.625% 11/15/20	47,717,000	48,839,113
2.75% 2/15/19	21,541,000	22,618,050
3.125% 5/15/19	27,144,000	29,027,115
3.125% 5/15/21	23,855,000	25,098,060
3.375% 11/15/19	29,711,000	32,159,840
3.5% 5/15/20	25,931,000	28,187,801
3.625% 8/15/19	23,877,000	26,162,101
3.625% 2/15/20	35,029,000	38,389,612
3.625% 2/15/21	37,468,000	40,843,043
3.75% 11/15/18	23,763,000	26,206,122
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,125,008,740)		1,117,064,333
Cash Equivalents - 0.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.04%, dated 8/30/13 due 9/3/13 (Collateralized by U.S. Government Obligations) # (Cost $4,219,000)	$ 4,219,018	4,219,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,129,227,740)		1,121,283,333
NET OTHER ASSETS (LIABILITIES) - 0.1%		627,441
NET ASSETS - 100%		$ 1,121,910,774
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,219,000 due 9/03/13 at 0.04%
Barclays Capital, Inc.	$ 1,238,200
Citibank NA	195,659
Citigroup Global Markets, Inc.	244,574
Commerz Markets LLC	339,397
HSBC Securities (USA), Inc.	978,297
Mizuho Securities USA, Inc.	1,222,873
$ 4,219,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Intermediate Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $4,219,000) - See accompanying schedule: Unaffiliated issuers (cost $1,129,227,740)		$ 1,121,283,333
Cash		423
Receivable for investments sold		45,423,819
Receivable for fund shares sold		617,648
Interest receivable		4,927,988
Receivable from investment adviser for expense reductions		2
Other receivables		1,674
Total assets		1,172,254,887

Liabilities
Payable for investments purchased	$ 48,241,733
Payable for fund shares redeemed	1,913,003
Distributions payable	83,701
Accrued management fee	47,809
Other affiliated payables	57,867
Total liabilities		50,344,113

Net Assets		$ 1,121,910,774
Net Assets consist of:
Paid in capital		$ 1,125,743,191
Undistributed net investment income		994,497
Accumulated undistributed net realized gain (loss) on investments		3,117,493
Net unrealized appreciation (depreciation) on investments		(7,944,407)
Net Assets		$ 1,121,910,774

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

August 31, 2013 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($117,387,701 ÷ 11,024,763 shares)	$ 10.65

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($1,004,523,073 ÷ 94,338,682 shares)	$ 10.65

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Intermediate Treasury Bond Index Fund
Financial Statements - continued

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Interest		$ 12,936,804

Expenses
Management fee	$ 316,161
Transfer agent fees	381,993
Independent trustees' compensation	2,442
Miscellaneous	1,568
Total expenses before reductions	702,164
Expense reductions	(241)	701,923
Net investment income (loss)		12,234,881
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,839,166
Change in net unrealized appreciation (depreciation) on investment securities		(75,884,105)
Net gain (loss)		(72,044,939)
Net increase (decrease) in net assets resulting from operations		$ (59,810,058)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,234,881	$ 26,035,026
Net realized gain (loss)	3,839,166	30,742,437
Change in net unrealized appreciation (depreciation)	(75,884,105)	(19,830,194)
Net increase (decrease) in net assets resulting from operations	(59,810,058)	36,947,269
Distributions to shareholders from net investment income	(11,974,884)	(25,794,500)
Distributions to shareholders from net realized gain	(7,564,987)	(38,491,131)
Total distributions	(19,539,871)	(64,285,631)
Share transactions - net increase (decrease)	(135,599,756)	150,256,988
Total increase (decrease) in net assets	(214,949,685)	122,918,626

Net Assets
Beginning of period	1,336,860,459	1,213,941,833
End of period (including undistributed net investment income of $994,497 and undistributed net investment income of $734,500, respectively)	$ 1,121,910,774	$ 1,336,860,459

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 F	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 11.55	$ 10.61	$ 10.46	$ 11.02	$ 10.84
Income from Investment Operations
Net investment income (loss) D	.102	.225	.281	.305	.328	.382
Net realized and unrealized gain (loss)	(.627)	.134	1.097	.282	(.170)	.319
Total from investment operations	(.525)	.359	1.378	.587	.158	.701
Distributions from net investment income	(.100)	(.222)	(.276)	(.314)	(.328)	(.376)
Distributions from net realized gain	(.065)	(.347)	(.162)	(.123)	(.390)	(.145)
Total distributions	(.165)	(.569)	(.438)	(.437)	(.718)	(.521)
Net asset value, end of period	$ 10.65	$ 11.34	$ 11.55	$ 10.61	$ 10.46	$ 11.02
Total Return B, C	(4.69)%	3.17%	13.15%	5.64%	1.48%	6.68%
Ratios to Average Net Assets E
Expenses before reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.83% A	1.94%	2.50%	2.83%	3.08%	3.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 117,388	$ 132,004	$ 580,365	$ 1,589,271	$ 1,238,550	$ 1,100,136
Portfolio turnover rate	45% A	54%	76%	45%	114%	89%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 F	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 11.55	$ 10.61	$ 10.46	$ 11.02	$ 10.84
Income from Investment Operations
Net investment income (loss) D	.108	.233	.292	.316	.341	.395
Net realized and unrealized gain (loss)	(.628)	.137	1.098	.282	(.173)	.317
Total from investment operations	(.520)	.370	1.390	.598	.168	.712
Distributions from net investment income	(.105)	(.233)	(.288)	(.325)	(.338)	(.387)
Distributions from net realized gain	(.065)	(.347)	(.162)	(.123)	(.390)	(.145)
Total distributions	(.170)	(.580)	(.450)	(.448)	(.728)	(.532)
Net asset value, end of period	$ 10.65	$ 11.34	$ 11.55	$ 10.61	$ 10.46	$ 11.02
Total Return B, C	(4.64)%	3.27%	13.26%	5.74%	1.58%	6.79%
Ratios to Average Net Assets E
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.93% A	2.04%	2.59%	2.93%	3.18%	3.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,004,523	$ 1,204,856	$ 633,577	$ 339,104	$ 226,399	$ 498,614
Portfolio turnover rate	45% A	54%	76%	45%	114%	89%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Long-Term Treasury Bond Index Fund

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2013
	% of fund's investments	% of fund's investments 6 months ago
2 - 2.99%	14.6	9.7
3 - 3.99%	29.3	25.9
4 - 4.99%	33.4	39.3
5 - 5.99%	8.2	7.9
6 - 6.99%	11.5	14.1
7 - 7.99%	2.0	2.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2013
6 months ago
Years	24.5	24.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2013
6 months ago
Years	16.0	16.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
U.S. Treasury Obligations 99.4%	U.S. Treasury Obligations 99.4%
Short-Term Investments and Net Other Assets (Liabilities) 0.6%	Short-Term Investments and Net Other Assets (Liabilities) 0.6%

Semiannual Report

Spartan Long-Term Treasury Bond Index Fund

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.4%
	Principal Amount	Value
U.S. Treasury Obligations - 99.4%
U.S. Treasury Bonds:
2.75% 8/15/42	$ 19,624,000	$ 16,205,126
2.75% 11/15/42	20,436,000	16,850,116
2.875% 5/15/43	21,955,000	18,572,569
3% 5/15/42	14,310,000	12,494,419
3.125% 11/15/41	17,643,000	15,853,894
3.125% 2/15/42	16,430,000	14,740,799
3.125% 2/15/43	21,817,000	19,481,902
3.5% 2/15/39	8,073,000	7,880,007
3.625% 8/15/43	7,900,000	7,781,500
3.75% 8/15/41	12,575,000	12,736,111
3.875% 8/15/40	12,293,000	12,757,823
4.25% 5/15/39	6,522,000	7,210,886
4.25% 11/15/40	12,597,000	13,907,869
4.375% 2/15/38	4,073,000	4,589,126
4.375% 11/15/39	10,512,000	11,847,350
4.375% 5/15/40	12,342,000	13,904,028
4.375% 5/15/41	9,664,000	10,885,588
4.5% 2/15/36	8,289,000	9,521,989
4.5% 5/15/38	6,403,000	7,351,444
4.5% 8/15/39	7,751,000	8,908,806
4.625% 2/15/40	11,972,000	14,018,470
4.75% 2/15/37	2,862,000	3,402,203
4.75% 2/15/41	10,547,000	12,593,772
5% 5/15/37	3,294,000	4,050,592
5.25% 11/15/28	4,571,000	5,645,185
5.25% 2/15/29	4,079,000	5,038,838
5.375% 2/15/31	7,405,000	9,345,340
5.5% 8/15/28	3,782,000	4,782,456
6% 2/15/26	4,494,000	5,873,096
6.125% 11/15/27	6,208,000	8,283,800
6.125% 8/15/29	2,550,000	3,442,500
6.25% 5/15/30	4,661,000	6,403,049
6.375% 8/15/27	2,429,000	3,306,476
6.5% 11/15/26	2,926,000	4,003,134
6.625% 2/15/27	2,246,000	3,109,657
6.75% 8/15/26	2,038,000	2,838,871
6.875% 8/15/25	2,537,000	3,534,358
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
7.5% 11/15/24	$ 2,564,000	$ 3,701,375
7.625% 2/15/25	2,272,000	3,319,251
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $345,230,514)		350,173,775
Cash Equivalents - 1.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.04%, dated 8/30/13 due 9/3/13 (Collateralized by U.S. Government Obligations) # (Cost $3,747,000)	$ 3,747,016	3,747,000
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $348,977,514)		353,920,775
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(1,601,827)
NET ASSETS - 100%		$ 352,318,948
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,747,000 due 9/03/13 at 0.04%
Barclays Capital, Inc.	$ 1,099,677
Citibank NA	173,770
Citigroup Global Markets, Inc.	217,213
Commerz Markets LLC	301,427
HSBC Securities (USA), Inc.	868,850
Mizuho Securities USA, Inc.	1,086,063
$ 3,747,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Long-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $3,747,000) - See accompanying schedule: Unaffiliated issuers (cost $348,977,514)		$ 353,920,775
Cash		288
Receivable for investments sold		9,960,954
Receivable for fund shares sold		374,813
Interest receivable		2,164,241
Receivable from investment adviser for expense reductions		24
Total assets		366,421,095

Liabilities
Payable for investments purchased	$ 12,834,313
Payable for fund shares redeemed	1,157,266
Distributions payable	75,925
Accrued management fee	14,691
Other affiliated payables	19,952
Total liabilities		14,102,147

Net Assets		$ 352,318,948
Net Assets consist of:
Paid in capital		$ 352,564,332
Undistributed net investment income		30,363
Accumulated undistributed net realized gain (loss) on investments		(5,219,008)
Net unrealized appreciation (depreciation) on investments		4,943,261
Net Assets		$ 352,318,948

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Long-Term Treasury Bond Index Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2013 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($64,125,994 ÷ 5,624,886 shares)	$ 11.40

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($288,192,954 ÷ 25,277,755 shares)	$ 11.40

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2013 (Unaudited)

Investment Income
Interest		$ 6,773,574

Expenses
Management fee	$ 99,908
Transfer agent fees	133,527
Independent trustees' compensation	780
Miscellaneous	605
Total expenses before reductions	234,820
Expense reductions	(269)	234,551
Net investment income (loss)		6,539,023
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(982,159)
Change in net unrealized appreciation (depreciation) on investment securities		(41,533,442)
Net gain (loss)		(42,515,601)
Net increase (decrease) in net assets resulting from operations		$ (35,976,578)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Long-Term Treasury Bond Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2013 (Unaudited)	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,539,023	$ 12,782,321
Net realized gain (loss)	(982,159)	(2,279,812)
Change in net unrealized appreciation (depreciation)	(41,533,442)	(4,500,065)
Net increase (decrease) in net assets resulting from operations	(35,976,578)	6,002,444
Distributions to shareholders from net investment income	(6,497,789)	(12,771,486)
Share transactions - net increase (decrease)	(45,070,841)	31,473,488
Total increase (decrease) in net assets	(87,545,208)	24,704,446

Net Assets
Beginning of period	439,864,156	415,159,710
End of period (including undistributed net investment income of $30,363 and distributions in excess of net investment income of $10,871, respectively)	$ 352,318,948	$ 439,864,156

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 G	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.69	$ 12.63	$ 10.28	$ 10.23	$ 10.91	$ 10.48
Income from Investment Operations
Net investment income (loss) D	.195	.386	.406	.416	.408	.428
Net realized and unrealized gain (loss)	(1.291)	.058 E	2.427	.155	(.564)	.439
Total from investment operations	(1.096)	.444	2.833	.571	(.156)	.867
Distributions from net investment income	(.194)	(.384)	(.404)	(.411)	(.409)	(.427)
Distributions from net realized gain	-	-	(.079)	(.110)	(.115)	(.010)
Total distributions	(.194)	(.384)	(.483)	(.521)	(.524)	(.437)
Net asset value, end of period	$ 11.40	$ 12.69	$ 12.63	$ 10.28	$ 10.23	$ 10.91
Total Return B, C	(8.72)%	3.47%	27.97%	5.50%	(1.47)%	8.47%
Ratios to Average Net Assets F
Expenses before reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	3.16% A	2.94%	3.42%	3.85%	3.89%	3.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 64,126	$ 89,009	$ 147,936	$ 135,322	$ 175,804	$ 178,354
Portfolio turnover rate	42% A	60%	52%	77%	140%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2013	Years ended February 28,
	(Unaudited)	2013	2012 G	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.69	$ 12.63	$ 10.28	$ 10.23	$ 10.91	$ 10.48
Income from Investment Operations
Net investment income (loss) D	.201	.394	.412	.425	.416	.429
Net realized and unrealized gain (loss)	(1.291)	.062 E	2.433	.157	(.561)	.448
Total from investment operations	(1.090)	.456	2.845	.582	(.145)	.877
Distributions from net investment income	(.200)	(.396)	(.416)	(.422)	(.420)	(.437)
Distributions from net realized gain	-	-	(.079)	(.110)	(.115)	(.010)
Total distributions	(.200)	(.396)	(.495)	(.532)	(.535)	(.447)
Net asset value, end of period	$ 11.40	$ 12.69	$ 12.63	$ 10.28	$ 10.23	$ 10.91
Total Return B, C	(8.67)%	3.57%	28.10%	5.60%	(1.38)%	8.58%
Ratios to Average Net Assets F
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	3.26% A	3.04%	3.52%	3.95%	3.99%	4.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 288,193	$ 350,855	$ 267,224	$ 96,326	$ 102,094	$ 61,111
Portfolio turnover rate	42% A	60%	52%	77%	140%	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2013 (Unaudited)

1. Organization.

Spartan® Short-Term Treasury Bond Index Fund, Spartan® Intermediate Treasury Bond Index Fund and Spartan Long-Term Treasury Bond Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Investor Class and Fidelity Advantage® Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Short-Term Treasury Bond Index Fund	$ 735,018,704	$ 5,865,887	$ (4,603,371)	$ 1,262,516
Spartan Intermediate Treasury Bond Index Fund	1,128,548,622	24,789,390	(32,054,679)	(7,265,289)
Spartan Long-Term Treasury Bond Index Fund	349,883,132	21,411,747	(17,374,104)	4,037,643

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Total no expiration
Spartan Long-Term Treasury Bond Index Fund	$ (1,879,561)

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .05% of each Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed an annual rate of .20% and .10% of average net assets for each Investor Class and Fidelity Advantage Class, respectively, with certain exceptions.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .17% and .12% of average net assets for each Fund's Investor Class and Fidelity Advantage Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, the Investor Class and Fidelity Advantage Class for each fund pay a portion of the transfer agent fees at an annual rate of .15% and .05% of average net assets, respectively.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Spartan Short-Term Treasury Bond Index Fund
Investor Class	$ 19,190
Fidelity Advantage Class	187,813
$ 207,003
Spartan Intermediate Treasury Bond Index Fund
Investor Class	$ 98,748
Fidelity Advantage Class	283,245
$ 381,993
Spartan Long-Term Treasury Bond Index Fund
Investor Class	$ 50,428
Fidelity Advantage Class	83,099
$ 133,527

4. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the

Semiannual Report

4. Committed Line of Credit - continued

line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Short-Term Treasury Bond Index Fund	$ 948
Spartan Intermediate Treasury Bond Index Fund	1,568
Spartan Long-Term Treasury Bond Index Fund	605

During the period, there were no borrowings on this line of credit.

5. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of interest income. Security lending activity as of and during the period was as follows:

Total Security Lending Income
Spartan Intermediate Treasury Bond Index Fund	$ 35,379

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction
Spartan Short-Term Treasury Bond Index Fund	$ 122
Spartan Intermediate Treasury Bond Index Fund	166
Spartan Long-Term Treasury Bond Index Fund	81

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions - continued

In addition, FMR reimbursed a portion of each Fund's operating expenses during the period as follows:

Reimbursement
Spartan Short-Term Treasury Bond Index Fund	$ 64
Spartan Intermediate Treasury Bond Index Fund	75
Spartan Long-Term Treasury Bond Index Fund	188

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2013	Year ended February 28, 2013
Spartan Short-Term Treasury Bond Index Fund
From net investment income
Investor Class	$ 102,682	$ 1,519,544
Fidelity Advantage Class	3,379,237	6,486,400
Total	$ 3,481,919	$ 8,005,944
From net realized gain
Investor Class	$ 42,578	$ 560,986
Fidelity Advantage Class	1,242,249	1,927,728
Total	$ 1,284,827	$ 2,488,714
Spartan Intermediate Treasury Bond Index Fund
From net investment income
Investor Class	$ 1,188,983	$ 8,616,076
Fidelity Advantage Class	10,785,901	17,178,424
Total	$ 11,974,884	$ 25,794,500
From net realized gain
Investor Class	$ 762,447	$ 15,017,010
Fidelity Advantage Class	6,802,540	23,474,121
Total	$ 7,564,987	$ 38,491,131
Spartan Long-Term Treasury Bond Index Fund
From net investment income
Investor Class	$ 1,067,472	$ 3,965,413
Fidelity Advantage Class	5,430,317	8,806,073
Total	$ 6,497,789	$ 12,771,486
From net realized gain
Investor Class	$ -	$ -
Fidelity Advantage Class	-	-
Total	$ -	$ -

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2013	Year ended February 28, 2013	Six months ended August 31, 2013	Year ended February 28, 2013
Spartan Short-Term Treasury Bond Index Fund
Investor Class
Shares sold	990,197	9,113,813	$ 10,427,043	$ 96,707,665
Reinvestment of distributions	10,196	179,857	107,407	1,909,010
Shares redeemed	(2,341,816)	(23,736,634)	(24,708,598)	(251,427,621)
Net increase (decrease)	(1,341,423)	(14,442,964)	$ (14,174,148)	$ (152,810,946)
Fidelity Advantage Class
Shares sold	16,251,637	43,341,574	$ 171,250,729	$ 459,545,686
Reinvestment of distributions	385,516	672,459	4,060,181	7,135,641
Shares redeemed	(18,928,935)	(29,041,819)	(199,143,814)	(307,887,688)
Net increase (decrease)	(2,291,782)	14,972,214	$ (23,832,904)	$ 158,793,639
Spartan Intermediate Treasury Bond Index Fund
Investor Class
Shares sold	4,120,553	19,884,958	$ 46,312,621	$ 229,431,562
Reinvestment of distributions	172,197	2,002,326	1,921,321	22,880,859
Shares redeemed	(4,909,676)	(60,494,603)	(54,348,371)	(692,290,950)
Net increase (decrease)	(616,926)	(38,607,319)	$ (6,114,429)	$ (439,978,529)
Fidelity Advantage Class
Shares sold	16,084,943	82,969,090	$ 179,128,455	$ 951,526,280
Reinvestment of distributions	1,503,727	3,380,790	16,784,207	38,636,979
Shares redeemed	(29,504,422)	(34,949,836)	(325,397,989)	(399,927,742)
Net increase (decrease)	(11,915,752)	51,400,044	$ (129,485,327)	$ 590,235,517
Spartan Long-Term Treasury Bond Index Fund
Investor Class
Shares sold	2,014,112	13,784,255	$ 24,832,793	$ 180,359,819
Reinvestment of distributions	84,208	286,406	1,018,808	3,742,424
Shares redeemed	(3,490,133)	(18,771,061)	(43,169,507)	(240,857,473)
Net increase (decrease)	(1,391,813)	(4,700,400)	$ (17,317,906)	$ (56,755,230)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2013	Year ended February 28, 2013	Six months ended August 31, 2013	Year ended February 28, 2013
Fidelity Advantage Class
Shares sold	9,206,839	28,293,814	$ 113,310,844	$ 367,673,161
Reinvestment of distributions	412,225	637,542	5,003,918	8,323,721
Shares redeemed	(11,998,039)	(22,438,767)	(146,067,697)	(287,768,164)
Net increase (decrease)	(2,378,975)	6,492,589	$ (27,752,935)	$ 88,228,718

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Income Fund was the owner of record of approximately 15% of the total outstanding shares of Spartan Long-Term Treasury Bond Index Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

LBX-USAN-1013
1.821050.107

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 24, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 24, 2013